Subsequent Events (Narrative) (Details) - USD ($) shares in Millions, $ in Millions			3 Months Ended	12 Months Ended
	Dec. 11, 2018	Nov. 15, 2018	Dec. 31, 2018	Sep. 30, 2018
Global Battery And Lighting [Member]
Subsequent Event [Line Items]
Write-down of assets of business held for sale to fair value less cost to sell				$ 0.0
Global Auto Care [Member]
Subsequent Event [Line Items]
Write-down of assets of business held for sale to fair value less cost to sell				$ 107.2
Global Auto Care [Member] | Forecast [Member]
Subsequent Event [Line Items]
Write-down of assets of business held for sale to fair value less cost to sell			$ 107.2
Energizer [Member] | Global Battery And Lighting [Member] | Downward Adjustment Equal To 75% [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Purchase price adjustment	$ 600.0
Energizer [Member] | Global Battery And Lighting [Member] | Upward Adjustment Equal To 25% [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Purchase price adjustment	$ 200.0
Energizer [Member] | Global Auto Care [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Purchase price		$ 1,250.0
Cash from divestiture		$ 937.5
Common Stock [Member] | Energizer [Member] | Global Auto Care [Member]
Subsequent Event [Line Items]
Stock consideration, shares		5.3
Stock consideration, value		$ 312.5
Common Stock [Member] | Energizer [Member] | Global Auto Care [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock consideration, shares		5.3
Stock consideration, value		$ 312.5
Maximum [Member] | Energizer [Member] | Global Battery And Lighting [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Potential downward adjustment, percentage	75.00%
Potential upward adjustment, percentage	25.00%